Consolidated income statement of Aegon N.V. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [LineItems]
Premium income	€ 19,316	€ 22,826	€ 23,453
Investment income	7,035	7,338	7,788
Fee and commission income	2,558	2,802	2,408
Other revenues	5	7	7
Total revenues	28,914	32,973	33,655
Income from reinsurance ceded	3,740	4,288	3,687
Results from financial transactions	(11,701)	20,250	15,753
Other income	8	540	66
Total income	20,961	58,052	53,162
Premiums paid to reinsurers	2,663	3,431	3,176
Policyholder claims and benefits	10,557	45,599	41,974
Profit sharing and rebates	23	23	49
Commissions and expenses	6,224	5,925	6,351
Impairment charges / (reversals)	78	42	95
Interest charges and related fees	507	435	347
Other charges	375	235	700
Total charges	20,427	55,689	52,693
Income before share in profit / (loss) of joint ventures, associates and tax	535	2,363	470
Share in profit / (loss) of joint ventures	210	161	137
Share in profit / (loss) of associates	6	11	3
Income / (loss) before tax	751	2,534	610
Income tax (expense) / benefit	(40)	(65)	(172)
Net income / (loss)	711	2,469	438
Net income / (loss) attributable to:
Owners of Aegon N.V.	710	€ 2,469	€ 437
Non-controlling interests	€ 1
Earnings per share (EUR per share)
Basic earnings per common	€ 0.29	€ 1.14	€ 0.15
Diluted earnings per common	€ 0.29	€ 1.14	€ 0.15
Owners of Aegon N.V.	€ 710	€ 2,469	€ 437
Common share B [member]
Earnings per share (EUR per share)
Basic earnings per common	€ 0.01	€ 0.03
Diluted earnings per common	€ 0.01	€ 0.03
Aegon N.V [member]
Statement [LineItems]
Investment income	€ 77	€ 83
Total revenues	77	83
Results from financial transactions	(1)	56
Total income	76	139
Commissions and expenses	82	82
Interest charges and related fees	118	100
Total charges	200	182
Income / (loss) before tax	(124)	(43)
Income tax (expense) / benefit	2	1
Net income / (loss)	(122)	(42)	(96)
Net income / (loss) attributable to:
Owners of Aegon N.V.	710	2,469	437
Net income/(loss) group companies	832	2,511	533
Earnings per share (EUR per share)
Owners of Aegon N.V.	€ 710	€ 2,469	€ 437